Retirement Plans (Change In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at end of period	$ 243.9	$ 234.1
Defined Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	234.1	203.5
Actual return on plan assets	22.7	39.4
Employer contributions	0.4	2.4	22.2
Participant contributions	0	0
Benefits paid	(13.3)	(11.2)
Fair value at end of period	243.9	234.1	203.5
Postretirement Benefit Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0.9	0.8	0.5
Participant contributions	0.5	0.4
Benefits paid	(1.4)	(1.2)
Fair value at end of period	$ 0	$ 0	$ 0